Comparative figures - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation	¥ 0	¥ 0